ACCOUNTS AND OTHER RECEIVABLES - NET (Disclosure of accounts and other receivables) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Trade and other receivables [abstract]
HST recoverable	$ 119,870	$ 345,422
Other receivables	24,225	50,908
Accrued interest receivable on guaranteed investment certificates	0	62
Government grants receivable	148,111	0
Holdbacks receivable	60,362	0
Trade receivables	51,029	806,353
Less: expected credit loss on trade receivables	(32,347)	0
Total trade and other current receivables	$ 371,250	$ 1,202,745